COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Annual Purchase Commitments Under Contracts
The following table summarizes REE’s contractual obligations and other commitments for cash expenditures as of December 31, 2025, and the years in which these obligations are due. Certain obligations are reflected in the balance sheet, while other are disclosed as future obligations. This table is not meant to represent a forecast of the Company’s total cash expenditures for any of the periods presented.

Purchase commitments
2026	$1,603
Total	$1,603